UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Aggressive
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2007

1.797931.103

AAG-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 4.6%
Hotels, Restaurants & Leisure - 0.5%
Life Time Fitness, Inc. (a)	4,800	$ 229,440
Internet & Catalog Retail - 1.5%
Coldwater Creek, Inc. (a)	37,396	688,086
Leisure Equipment & Products - 0.5%
Marvel Entertainment, Inc. (a)	7,856	218,318
Specialty Retail - 1.5%
Chico's FAS, Inc. (a)	21,800	488,974
Eddie Bauer Holdings, Inc. (a)	16,875	148,838
Williams-Sonoma, Inc.	300	10,128
		647,940
Textiles, Apparel & Luxury Goods - 0.6%
Iconix Brand Group, Inc. (a)	11,945	261,954
TOTAL CONSUMER DISCRETIONARY		2,045,738
CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc.	4,700	224,519
Food Products - 1.5%
Bunge Ltd.	5,402	428,703
Wilmar International Ltd. (a)	144,000	224,139
		652,842
TOTAL CONSUMER STAPLES		877,361
ENERGY - 3.0%
Energy Equipment & Services - 1.1%
FMC Technologies, Inc. (a)	7,100	467,038
Oil, Gas & Consumable Fuels - 1.9%
Quicksilver Resources, Inc. (a)	9,900	381,843
Range Resources Corp.	15,050	480,547
		862,390
TOTAL ENERGY		1,329,428
FINANCIALS - 9.4%
Capital Markets - 5.7%
AllianceBernstein Holding LP	5,182	444,616
Dev Property Development PLC	161,300	297,846
Greenhill & Co., Inc.	6,200	417,756
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Indiabulls Financial Services Ltd.	64,845	$ 580,575
Julius Baer Holding AG (Bearer)	1,769	223,674
MarketAxess Holdings, Inc. (a)	6,702	93,962
T. Rowe Price Group, Inc.	9,600	446,976
		2,505,405
Commercial Banks - 1.0%
Commerce Bancorp, Inc., New Jersey	13,300	444,486
Diversified Financial Services - 2.1%
Chicago Mercantile Exchange Holdings, Inc. Class A	800	431,304
Financial Technology (India) Ltd.	6,211	270,698
Fortress Investment Group LLC	7,800	235,560
		937,562
Real Estate Management & Development - 0.6%
Indiabulls Real Estate Ltd. (a)	32,987	269,679
TOTAL FINANCIALS		4,157,132
HEALTH CARE - 28.4%
Biotechnology - 4.7%
Alnylam Pharmaceuticals, Inc. (a)	29,200	548,960
Amylin Pharmaceuticals, Inc. (a)	13,629	530,304
Celgene Corp. (a)	8,280	441,324
CytRx Corp. (a)(d)	54,022	226,352
Omrix Biopharmaceuticals, Inc.	3,208	114,846
ONYX Pharmaceuticals, Inc. (a)	8,800	231,000
		2,092,786
Health Care Equipment & Supplies - 17.9%
ArthroCare Corp. (a)	6,252	227,260
Conceptus, Inc. (a)	13,127	246,525
Cyberonics, Inc. (a)	30,700	628,736
Hologic, Inc. (a)	8,378	461,209
Immucor, Inc. (a)	7,300	217,102
Intuitive Surgical, Inc. (a)	4,804	533,724
Kyphon, Inc. (a)	13,145	592,971
Mentor Corp.	4,900	235,249
NeuroMetrix, Inc. (a)	11,806	134,352
Northstar Neuroscience, Inc.	15,283	184,007
NuVasive, Inc. (a)	37,100	876,673
Respironics, Inc. (a)	13,600	557,192
Sirona Dental Systems, Inc.	12,068	449,171
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Somanetics Corp. (a)	12,196	$ 250,018
St. Jude Medical, Inc. (a)	58,600	2,323,492
		7,917,681
Health Care Technology - 1.5%
Eclipsys Corp. (a)	23,617	494,068
Merge Technologies, Inc.	33,875	170,730
		664,798
Life Sciences Tools & Services - 1.5%
Advanced Magnetics, Inc. (a)	3,500	206,395
Ventana Medical Systems, Inc. (a)	11,120	447,580
		653,975
Pharmaceuticals - 2.8%
Collagenex Pharmaceuticals, Inc. (a)	7,583	102,522
Medicis Pharmaceutical Corp. Class A	5,830	211,979
Sepracor, Inc. (a)	17,173	902,613
		1,217,114
TOTAL HEALTH CARE		12,546,354
INDUSTRIALS - 8.8%
Air Freight & Logistics - 0.6%
Panalpina Welttransport Holding AG	1,693	263,795
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc. (a)	4,500	227,295
CoStar Group, Inc. (a)	4,700	220,289
		447,584
Construction & Engineering - 4.4%
Granite Construction, Inc.	6,600	385,308
Infrasource Services, Inc. (a)	31,938	783,120
Quanta Services, Inc. (a)	33,305	772,343
		1,940,771
Electrical Equipment - 1.4%
Neo-Neon Holdings Ltd.	134,000	170,650
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	6,200	224,750
Suzlon Energy Ltd.	8,437	199,453
		594,853
Machinery - 1.0%
Deere & Co.	4,000	433,680
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.4%
Guangshen Railway Co. Ltd. (H Shares)	304,000	$ 191,044
TOTAL INDUSTRIALS		3,871,727
INFORMATION TECHNOLOGY - 35.6%
Communications Equipment - 6.3%
Adtran, Inc.	21,923	504,887
Comverse Technology, Inc. (a)	56,373	1,239,079
Juniper Networks, Inc. (a)	56,000	1,058,960
		2,802,926
Computers & Peripherals - 1.2%
Sun Microsystems, Inc. (a)	83,300	510,629
Internet Software & Services - 3.5%
aQuantive, Inc. (a)	8,800	222,992
Omniture, Inc.	6,300	97,965
SAVVIS, Inc. (a)	5,500	236,335
ValueClick, Inc. (a)	21,200	561,800
Yahoo!, Inc. (a)	14,200	438,212
		1,557,304
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	4,900	441,980
Mastercard, Inc. Class A	4,249	455,408
Paychex, Inc.	6,600	268,158
Unisys Corp. (a)	50,700	430,443
		1,595,989
Semiconductors & Semiconductor Equipment - 13.0%
Advanced Micro Devices, Inc. (a)	31,900	480,414
Altera Corp. (a)	22,300	470,753
ARM Holdings PLC sponsored ADR	65,000	489,450
ASML Holding NV (NY Shares) (a)	18,200	447,356
Broadcom Corp. Class A (a)	27,279	929,941
Integrated Device Technology, Inc. (a)	28,600	463,892
Marvell Technology Group Ltd. (a)	63,800	1,309,176
PMC-Sierra, Inc. (a)	141,893	957,778
Renewable Energy Corp. AS	9,300	191,801
		5,740,561
Software - 8.0%
Electronic Arts, Inc. (a)	20,300	1,023,526
Hyperion Solutions Corp. (a)	11,392	488,033
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Informatica Corp. (a)	34,000	$ 440,640
Nintendo Co. Ltd.	5,100	1,348,643
Quality Systems, Inc.	5,625	230,231
		3,531,073
TOTAL INFORMATION TECHNOLOGY		15,738,482
MATERIALS - 4.0%
Chemicals - 4.0%
Agrium, Inc.	11,700	449,073
Monsanto Co.	17,000	895,730
Potash Corp. of Saskatchewan, Inc.	2,800	441,868
		1,786,671
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
Level 3 Communications, Inc. (a)	75,400	495,378
Qwest Communications International, Inc. (a)	54,900	487,512
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	19,800	435,798
		1,418,688
TOTAL COMMON STOCKS (Cost $42,880,583)		43,771,581
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 5.35% (b)	1,675,552	1,675,552
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	178,500	178,500
TOTAL MONEY MARKET FUNDS (Cost $1,854,052)		1,854,052
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $44,734,635)		45,625,633
NET OTHER ASSETS - (3.2)%		(1,408,359)
NET ASSETS - 100%		$ 44,217,274
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,968
Fidelity Securities Lending Cash Central Fund	1,401
Total	$ 12,369
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $44,971,245. Net unrealized appreciation aggregated $654,388, of which $3,970,145 related to appreciated investment securities and $3,315,757 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 20, 2007